Cash and cash equivalents - Currency (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash and cash equivalents
Total	$ 78,242	$ 62,908	$ 41,553	$ 111,049
United States Dollars
Cash and cash equivalents
Total	56,750	37,920
Euro
Cash and cash equivalents
Total	20,190	23,283
Russian Ruble
Cash and cash equivalents
Total	102	101
Armenian Dram
Cash and cash equivalents
Total	73	551
Kazakhstani Tenge
Cash and cash equivalents
Total	$ 1,127	$ 1,053